Shareholder Report, Holdings (Details)	May 31, 2025
C000222702 | T. Rowe Price U.S. Limited Duration TIPS Index Fund
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000222702 | T. Rowe Price QM U.S. Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000222702 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000222702 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000222702 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000222702 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000222702 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222702 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000222702 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222702 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000222702 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000222702 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000222702 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000222702 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000222702 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222703 | T. Rowe Price U.S. Limited Duration TIPS Index Fund
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000222703 | T. Rowe Price QM U.S. Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000222703 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000222703 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000222703 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000222703 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000222703 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222703 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000222703 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222703 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000222703 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000222703 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000222703 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000222703 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000222703 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.20%